As filed with the Securities and Exchange Commission on May 28, 2024

Securities Act Registration No. 333-274015

Investment Company Act Reg. No. 811-23893

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒

(Check appropriate box or boxes.)

SP FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1331 South International Parkway

Lake Mary, Florida 32746

(Address of Principal Executive Offices) (Zip Code)

(321) 275-5125

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

 (Name and Address of Agent for Service)

Copies to:

Deborah Bielicke Eades

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On May 31, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the SP Funds Trust filed with the Commission on March 15, 2024 (Accession Number 0001999371-24-003615) (the “Registration Statement”) until May 31, 2024. The prospectus, statement of additional information, and Part C included in the Registration Statement are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registrant’s registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of Lake Mary and State of Florida on this 28th day of May, 2024.

SP FUNDS TRUST

By:	/s/ Irfan Chaudhry
Irfan Chaudhry President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date
Aarij Anwer*	Trustee	May 28, 2024

Serkan Atlay*	Trustee	May 28, 2024

Sayed Kirmani*	Trustee	May 28, 2024

Abdullah Zeini*	Trustee	May 28, 2024

Masuma Virji*	Trustee	May 28, 2024

/s/ Irfan Chaudhry	Trustee, President, Principal Executive Officer, and Attorney-in-Fact	May 28, 2024
Irfan Chaudhry

/s/ Glenn Vitale	Trustee, Treasurer and Principal Accounting Officer	May 28, 2024
Glenn Vitale

* Mr. Irfan Chaudhry signs this document pursuant to powers of attorney incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on November 14, 2023.